Schedule II - Condensed Financial Information of Registrant Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
		Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 02, 2013
ASSETS
Cash and Cash Equivalents, at Carrying Value	[1]			$ 1,028,100	$ 959,200
Right-of-use operating lease assets				61,600	72,800
Other assets				309,600	384,200
Total assets				15,224,800	15,157,300
LIABILITIES
Accrued expenses and other payables	[2]			214,400	201,800
Long-term debt				300,000	0
Short-Term Debt				0	299,900
Operating lease liabilities				86,100	95,500
Total liabilities				12,316,300	12,799,300
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares				604	604
Preference shares, value				753,500	753,500
Additional paid in capital				761,200	761,200
Retained earnings				1,793,500	1,349,000
Unrealized (loss)/gains on investments				(227,600)	(333,200)
Total accumulated other comprehensive (loss)				(400,300)	(506,300)	$ (123,000)
Total shareholders’ equity				2,908,500	2,358,000
Total liabilities and shareholders’ equity				$ 15,224,800	$ 15,157,300
Ordinary shares, issued				60,395,839	60,395,839
Ordinary shares, par value				$ 0.01	$ 0.01
Preference shares, par value				$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued				11,000,000	11,000,000			11,000,000
Preference shares, rate				5.95%	5.95%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRD)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued				10,000,000	10,000,000
Preference shares, rate			5.625%	5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRE)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued		10,000,000		10,000,000	10,000,000
Preference shares, rate		5.625%		5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
Parent Company
ASSETS
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)				$ 43,200	$ 40,500
Cash and Cash Equivalents, at Carrying Value				43,500	44,400	$ 45,000	$ 92,400
Investments in subsidiaries (1)				3,284,200	2,767,900
Other Receivables				4,300	1,700
Right-of-use operating lease assets				1,500	2,000
Other assets				5,600	5,900
Total assets				3,382,300	2,862,400
LIABILITIES
Accrued expenses and other payables				27,800	22,300
Other Liabilities				144,700	180,500
Long-term debt				300,000	0
Short-Term Debt				0	299,900
Operating lease liabilities				1,300	1,700
Total liabilities				473,800	504,400
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares				600	600
Preference shares, value				753,500	753,500
Additional paid in capital				761,200	761,200
Retained earnings				1,793,500	1,349,000
(Loss)/gain on derivatives				(200)	13,800
Gains on foreign currency translation (start of period)				(186,900)
Gains on foreign currency translation (end of period)				(172,500)	(186,900)
Total accumulated other comprehensive (loss)				(400,300)	(506,300)
Total liabilities and shareholders’ equity				$ 3,382,300	$ 2,862,400

[1]	Cash and cash equivalents includes restricted cash of $323.2 million (2022 — $232.1 million) which are held in trusts.
[2]	Includes amounts due to related parties of $2.1 million for investment management fees (2022 — $4.5 million), and $1.2 million for management consulting fees (2022 — $1.3 million).